Expenses for shipping activities and other expenses from operating activities - Vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Analysis of income and expense [abstract]
Operating expenses	$ (196,677)	$ (196,739)		$ (172,589)
Insurance	(13,957)	(15,056)		(13,203)
Total vessel operating expenses	$ (210,634)	$ (211,795)	[1]	$ (185,792)	[1]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.